Shareholders' Deficit - Additional Information (Detail) - $ / shares	Apr. 13, 2021	Jun. 30, 2022	Jun. 16, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 25, 2021	Mar. 22, 2021	Feb. 12, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, shares authorized			900,000,000		194,046,918				194,046,918
Common stock, par value			$ 0.0001		$ 0.0001				$ 0.0001
Common stock, shares issued					9,368,167				8,467,782
Common stock, shares outstanding					9,368,167				8,467,782
Temporary equity shares outstanding		114,795,034			114,795,034				114,795,034
Founder
Class of Stock [Line Items]
Founder shares were no longer subject to forfeiture	1,312,500
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized		600,000,000	600,000,000		0
Common stock, par value		$ 0.0001			$ 0.0001
Common stock, shares issued		38,513,779			0
Common stock, shares outstanding		38,513,779			0
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000		194,046,918
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		124,355,978			9,368,167
Common stock, shares outstanding		124,355,978			9,368,167
Virgin Group Acquisition Corp. II [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, par value						$ 0.0001
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common stock, shares issued				0	0
Common stock, shares outstanding				0	0
Temporary equity shares outstanding				40,250,000	40,250,000
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | Founder
Class of Stock [Line Items]
Percentage of common stock issued and outstanding				20.00%	20.00%
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized				20,000,000	20,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common stock, shares issued				10,062,500	10,062,500
Common stock, shares outstanding				10,062,500	10,062,500
Percentage holding of common stock eligible for voting of directors				50.00%	50.00%
Percentage votes in terms of stock holding to approve voting rights of shares of another class				90.00%	90.00%
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				20,000,000	20,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common stock, shares issued				10,062,500	10,062,500
Common stock, shares outstanding				10,062,500	10,062,500
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares | Founder
Class of Stock [Line Items]
Common stock, shares outstanding							10,062,500	9,487,500
Percentage of common stock issued and outstanding				20.00%	20.00%